Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Intangible assets
10.

Intangible assets
A.

Reconciliation of carrying amount
At December 31, 2023
Intellectual

property
Cost
Beginning of year $ 118,819
End of year 118,819
Accumulated amortization and impairment
Beginning of year 71,758
Amortization charge 3,484
End of year 75,242
Net book value at December 31, 2023 $ 43,577
At December 31, 2022
Intellectual

Contracts property Total
Cost
Beginning of year $ 110,618 $ 118,819 $ 229,437
Effect of movements in exchange rates 8,027 - 8,027
End of year 118,645 118,819 237,464
Accumulated amortization and impairment
Beginning of year 109,886 68,304 178,190
Amortization charge 739 3,454 4,193
Effect of movements in exchange rates 7,964
-
7,964
End of year 118,589 71,758 190,347
Net book value at December 31, 2022 $ 56 $ 47,061 $ 47,117
B.

Amortization
The intangible asset values relate to intellectual property acquired with Cameco Fuel Manufacturing Inc. (CFM) and purchase and sales contracts acquired with NUKEM. The CFM intellectual property is being amortized on a unit-of-production basis over its remaining life. Amortization is allocated to the cost of inventory and is recognized in cost of products and services sold as inventory was sold. The purchase and sales contracts were amortized to earnings over the terms of the underlying contracts.
Amortization of the purchase contracts was allocated to the cost of inventory and included in cost of products and services sold as inventory was sold. Sales contracts were amortized to revenue.